Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Parametric TABS Municipal Bond Funds | Parametric TABS Short-Term Municipal Bond Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	5.63%	1.33%	4.77%	(5.00%)	(0.34%)	5.68%	3.99%	0.43%	2.06%	(0.73%)
Parametric TABS Municipal Bond Funds | Parametric TABS Intermediate-Term Municipal Bond Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	4.90%	0.49%	7.16%	(6.86%)	(0.13%)	6.03%	6.11%	0.06%	4.45%	(0.17%)
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	5.27%	1.51%	4.95%	(4.60%)	0.92%	4.56%	4.88%	0.73%	3.04%	(0.21%)
Parametric TABS Laddered Municipal Bond Funds Classes A, C, & I | Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	5.73%	0.85%	7.04%	(7.62%)	0.86%	5.45%	6.62%	0.13%	5.85%	(0.08%)
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	2.83%	4.78%	7.71%	(12.26%)	3.87%	3.89%	9.32%	1.45%	7.95%	1.14%
Eaton Vance High Yield Municipal Income Fund | Eaton Vance High Yield Municipal Income Fund | Class W
Prospectus [Line Items]
Annual Return [Percent]	3.65%	5.39%	8.62%	(11.73%)	4.21%	4.14%	9.58%	1.70%	8.22%	1.40%